PGIM Jennison Global Opportunities Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	12.66% [1]	9.23%
A
Prospectus [Line Items]
Average Annual Return, Percent		15.35%	12.99%		13.57%
C
Prospectus [Line Items]
Average Annual Return, Percent		20.05%	13.31%		13.30%
Z
Prospectus [Line Items]
Average Annual Return, Percent		22.25%	14.45%		14.43%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.85%	13.59%		14.00%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.26%	11.62%		12.22%
R2
Prospectus [Line Items]
Average Annual Return, Percent		21.76%	13.99%	16.84%
Performance Inception Date	Dec. 27, 2018
R4
Prospectus [Line Items]
Average Annual Return, Percent		22.04%	14.28%	17.14%
Performance Inception Date	Dec. 27, 2018
R6
Prospectus [Line Items]
Average Annual Return, Percent		22.38%	14.56%		14.54%

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date for Class R2 and Class R4 shares.